Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	274,774,360.41	20,071
Yield Supplement Overcollateralization Amount 04/30/19	8,416,092.18	0
Receivables Balance 04/30/19	283,190,452.59	20,071
Principal Payments	13,542,163.66	479
Defaulted Receivables	856,693.54	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	7,787,668.32	0
Pool Balance at 05/31/19	261,003,927.07	19,536

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.60%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,487,047.09	370
Past Due 61-90 days	1,988,814.11	123
Past Due 91-120 days	278,950.41	27
Past Due 121+ days	0.00	0
Total	8,754,811.61	520

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	726,633.20
Aggregate Net Losses/(Gains) - May 2019	130,060.34
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	0.37%
Second Prior Net Losses Ratio	2.54%
Third Prior Net Losses Ratio	1.79%
Four Month Average	1.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.35%

Overcollateralization Target Amount	11,745,176.72
Actual Overcollateralization	11,745,176.72
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	35.81

Flow of Funds	$ Amount

Collections	15,162,446.61
Investment Earnings on Cash Accounts	47,887.48
Servicing Fee	(235,992.04)
Transfer to Collection Account	0.00
Available Funds	14,974,342.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	267,421.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,405,587.12
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,745,176.72
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,518,658.99

Total Distributions of Available Funds	14,974,342.05

Servicing Fee	235,992.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 05/15/19	262,409,514.19
Principal Paid	13,150,763.84
Note Balance @ 06/17/19	249,258,750.35

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-3
Note Balance @ 05/15/19	160,919,514.19
Principal Paid	13,150,763.84
Note Balance @ 06/17/19	147,768,750.35
Note Factor @ 06/17/19	45.6076390%

Class A-4
Note Balance @ 05/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	75,480,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	26,010,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	304,919.22
Total Principal Paid	13,150,763.84
Total Paid	13,455,683.06

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	174,329.47
Principal Paid	13,150,763.84
Total Paid to A-3 Holders	13,325,093.31

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3238688
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9680335
Total Distribution Amount	14.2919023

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5380539
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.5887773
Total A-3 Distribution Amount	41.1268312

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	106.88
Noteholders' Principal Distributable Amount	893.12

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	23,407,920.41
Investment Earnings	46,905.78
Investment Earnings Paid	(46,905.78)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41